CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Class B Common Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Class A Common Stock
Balance, shares at Dec. 31, 2021						34,639,920
Balance, amount at Dec. 31, 2021	$ 432,420	$ 0	$ 0	$ 1,534,474	$ (1,105,518)	$ 3,464
Elimination of Class A and Class B common stock for single class of common stock, shares			34,639,920			(34,639,920)
Elimination of Class A and Class B common stock for single class of common stock, amount	0	0	$ 3,464	0	0	$ (3,464)
Issuance of shares for cash	150,000	0	$ 0	150,000	0	0
Issuance of shares for services, shares			500,000
Issuance of shares for services, amount	500,000	0	$ 50	499,950	0	0
Issuance of shares for financing costs, shares			23,706
Issuance of shares for financing costs, amount	30,258	0	$ 2	30,256	0	0
Issuance of shares in connection with debt, shares			160,000
Issuance of shares in connection with debt, amount	0	0	$ 16	(16)	0	0
Issuance of warrants in connection with debt	1,142,378	0	0	1,142,378	0	0
Issuance of warrants for acquisition of intangibles	119,383	0	0	119,383	0	0
Stock-based compensation	1,982,795	0	0	1,982,795	0	0
Net loss	(7,162,908)	0	$ 0	0	(7,162,908)	0
Settlement of derivative liability	0
Balance, shares at Dec. 31, 2022			35,323,626
Balance, amount at Dec. 31, 2022	(2,805,674)	0	$ 3,532	5,459,220	(8,268,426)	0
Issuance of shares for services, shares			572,351
Issuance of shares for services, amount	270,615	0	$ 58	270,557	0	0
Issuance of shares for financing costs, shares			4,245
Issuance of shares for financing costs, amount	4,500	0	$ 0	4,500	0	0
Issuance of shares in connection with debt, shares			1,200,000
Issuance of shares in connection with debt, amount	0	0	$ 120	(120)	0	0
Issuance of warrants in connection with debt	3,343,577	0	0	3,343,577	0	0
Stock-based compensation	2,531,568	0	0	2,531,568	0	0
Net loss	(12,788,399)	0	$ 0	0	(12,788,399)	0
Issuance of shares for intangible assets, shares			362,319
Issuance of shares for intangible assets, amount	250,000	0	$ 36	249,964	0	0
Issuance of shares for property and equipment, shares			92,010
Issuance of shares for property and equipment, amount	57,506	0	$ 9	57,497	0	0
Issuance of shares for the payment of accrued interest, shares			76,123
Issuance of shares for the payment of accrued interest, amount	61,464	0	$ 8	61,456	0	0
Return of shares in connection with debt, shares			(1,360,000)
Return of shares in connection with debt, amount	0	0	$ (136)	136	0	0
Settlement of derivative liability	5,895,190	$ 0	$ 0	5,895,190	0	0
Balance, shares at Dec. 31, 2023			36,270,674
Balance, amount at Dec. 31, 2023	$ (3,179,653)		$ 3,627	$ 17,873,545	$ (21,056,825)	$ 0